February 13, 1998

Dear Shareholder,

I am pleased to present the interim report of the OMEGA South Africa Fund, covering the period July 1, 1997 to December 31, 1997.

As I have brought to the attention of shareholders in my previous reports, the OMEGA South Africa Fund has a unique fund structure which is designed to create an efficient vehicle for institutional investors to gain immediate exposure to the South African equity market in a cost effective way. The key features of this unique structure are summarized overleaf.

During the six month period under review the performance of the South African equity market was disappointing with the JSE Actuaries All Share Index, the benchmark for the Fund, falling by 16% in rand terms; in U.S. dollar terms the decline was a more substantial 22%.

During this period the total return in U.S. dollars from the OMEGA Fund was a negative 20.93% which compares with a U.S. dollar decline of 21.20% in the total return for the JSE Actuaries All Share Index. Total dividends from the Fund amounted to U.S.$0.98 per share.

The major event affecting the South African investment markets for the six months under review was the crisis that has shaken the Asian economies. The impact on South Africa is discussed in more detail in the attached report of the Adviser.

Any consequent global deflationary pressures must work through to the South African economy, in particular through weaker demand and lower prices for commodities - from gold to chemicals. However, I should like to suggest that the overall impact on South Africa should not be exaggerated.

The South Africa of today is a well diversified economy with only 8.3% of GDP coming from the mining sector, compared to the 14.8% from financial services and 23.7% from manufacturing. More important, however, is the underlying soundness of the economy. Monetary and fiscal discipline have been at the heart of South Africa's economic transition process over the past few years, rather than the pursuit of growth without due regard to structural soundness. I believe we will see the benefits of this disciplined economic management emerging more clearly in 1998 and 1999.

The investment objective of the Fund continues to be to seek a long-term total return in excess of the All Share Index. I am pleased to report that we have realized this objective in the 26 months since inception and I expect that we will continue to do so. Thank you for the confidence you have shown us by your investment in the OMEGA South Africa Fund.


M.J. LEVETT
PRESIDENT

OMEGA
SOUTH AFRICA FUND



THE OMEGA SOUTH AFRICA FUND HAS A UNIQUE FUND STRUCTURE OFFERING INSTITUTIONAL INVESTORS INSTANT ACCESS TO THE SOUTH AFRICAN SHARE MARKET. WITH AN UNDERLYING PORTFOLIO OF APPROXIMATELY U.S.$840 MILLION AT DECEMBER 31, 1997, THE FUND COMBINES THE LIQUIDITY OF AN OPEN-END FUND WITH THE PORTFOLIO STABILITY AND REDUCED TRADING COSTS ASSOCIATED WITH A CLOSED-END FUND.

FUND OBJECTIVE

The OMEGA South Africa Fund (the "OMEGA Fund") is a Massachusetts business trust that seeks long-term total return in excess of the Johannesburg Stock Exchange Actuaries All Share Index (the "Index") from investment in equity securities of South African issuers.

The OMEGA Fund seeks to realize this objective through a policy of investing in those securities which the Adviser believes will show above average growth in the longer term. Less weight is accorded to short term and cyclical factors.

FUND ORGANIZATION

Rather than directly acquire and manage its own portfolio of securities, the OMEGA Fund invests all of its investable assets in Old Mutual South Africa Equity Trust (the "Master Trust"), a Massachusetts trust that has the same investment objective as the OMEGA Fund.

The Master Trust was established in November, 1995 with a fully invested portfolio of South African equities. Subscribers to the OMEGA Fund gain their exposure to the Master Trust at net asset value, avoiding the bid ask spread, South African stamp duty of 0.25%, and potential market impact costs on the underlying South African securities. Additionally, while the OMEGA Fund does not hedge the rand exposure of the underlying portfolio, it does offer the benefits of dealing in U.S. dollars.

INVESTMENT ADVISER

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser") is the investment adviser to the Master Trust. The Adviser is a wholly owned subsidiary of Old Mutual, the largest insurer in South Africa with over U.S.$52 billion of assets under management.

The Adviser receives a management fee of 0.60% per annum of daily net assets.

SUBSCRIPTION

Shares are priced daily and are offered on a continuous basis at net asset value, plus brokerage commission of up to 0.35%.

The size of the Master Trust, approximately U.S.$840 million at December 31, 1997, combined with the ability of investors in the OMEGA Fund to acquire substantial shareholdings at the next business day's net asset value, enables investors in the OMEGA Fund to gain exposure to the South African equity market speedily and in volume, as well as cost effectively.

REDEMPTION

Redemptions from the OMEGA Fund may be requested on any business day in any amount at the next business day's net asset value, subject to a redemption fee of 0.65%.

The liquidity for redemptions is provided by a portfolio of marketable international securities held by Old Mutual Global Assets Fund Limited (the "Global Fund"). Using realizations from the Global Fund rather than from the Master Trust securities enables the Master Trust to avoid the cost of realizing the underlying South African securities to fund redemptions.

INVESTMENT PORTFOLIO

Under normal circumstances at least 95% of the Master Trust's total assets will be invested in listed South African equities.

At December 31, 1997 there were 72 shareholdings in the portfolio of which the top 10 comprised 42.3% by value. The historical price earnings ratio was 16.2 and the dividend yield was 2.8%; this compares with a price earnings ratio and dividend yield of 13.5 and 2.7%, respectively, for the benchmark Index.

In order to illustrate the stock specific weighting of the OMEGA Fund portfolio, the table below compares the weighting in the portfolio and the Index of the portfolio's top ten holdings as at December 31, 1997:

                                  WEIGHT IN          WEIGHT IN
                                    OMEGA            ALL SHARE
                                    FUND               INDEX

Nedcor                              8.8%                2.5%
Sasol                               5.2%                3.1%
Standard Bank                       5.1%                2.6%
Anglo American                      4.5%                4.6%
Rembrandt Group                     3.8%                1.8%
SA Breweries                        3.4%                4.2%
CG Smith                            3.0%                1.0%
Safren                              3.0%                0.5%
Investec                            2.9%                1.3%
Billiton                            2.6%                2.7%

TOTAL                              42.3%               24.3%

THE SOUTH AFRICAN ECONOMY

GDP growth slowed in 1997. As forecast, weakening domestic demand and a poor agricultural season saw growth fall to 2% per annum by year end. We believe another year of 2% growth seems likely in 1998 rather than the 3% plus growth we had been hoping for only six months ago.


[GRAPH]


GDP GROWTH - DATA

                Q1              Q2             Q3             Q4
1990       (0.027500)     (0.541508)     (0.704872)      0.006158
1991       (0.868675)     (1.010668)     (0.965837)     (1.227909)
1992       (1.109233)     (1.520502)     (2.708313)     (3.438716)
1993       (2.137754)     (0.267177)      2.728391       4.951540
1994        3.507197       2.846593       2.155949       2.512032
1995        3.802064       3.786531       3.425625       2.476244
1996        2.848495       3.279427       3.397446       3.436707
1997        2.335316       1.898756       1.173840            1.0
1998             1.5            1.7            2.3            3.2



The reduction in our growth forecast for 1998 is due to a number of factors, both international and domestic. On the international front the Asian crisis will have an inevitable knock-on effect to the South African economy. We believe that most of the impact will come through the expected slowdown in the global economy and depressed gold and other commodity prices. Domestically, continued high credit growth was one of the major factors which kept interest rates high during 1997. Although two interest rate cuts are likely in 1998, real interest rates will stay high, which should slow both consumption and fixed investment spending.

Prospects for 1999 look more encouraging and we are currently forecasting GDP growth of 3% for the year.

On a more positive note, the fundamentals of the South African economy are sound and they continue to improve - unlike for many of the Asian economies. The increasingly tough monetary policy stance pursued by the South African Reserve Bank is illustrated by the widening differential between the Bank rate and the inflation rate.

[GRAPH]


INTEREST RATES AND INFLATION


BANK RATE
             J               F             M              A              M              J               J
1990       18.000000      18.000000      18.000000      18.000000      18.000000      18.000000      18.000000
1991       18.000000      18.000000      17.000000      17.000000      17.000000      17.000000      17.000000
1992       17.000000      17.000000      16.000000      16.000000      16.000000      15.000000      15.000000
1993       14.000000      13.000000      13.000000      13.000000      13.000000      13.000000      13.000000
1994       12.000000      12.000000      12.000000      12.000000      12.000000      12.000000      12.000000
1995       13.000000      14.000000      14.000000      14.000000      14.000000      15.000000      15.000000
1996       15.000000      15.000000      15.000000      16.000000      16.000000      16.000000      16.000000
1997       17.000000      17.000000      17.000000      17.000000      17.000000      17.000000      17.000000
1998       16.000000      16.000000      15.000000      15.000000      15.000000      15.000000      15.000000

INFLATION
             J               F             M              A              M              J               J
1990       15.158924      14.909091      14.898689      14.605418      13.904983      13.532110      13.295455
1991       14.331210      14.978903      14.107884      14.594039      15.157681      15.151515      15.847543
1992       16.155989      15.779817      15.727273      15.605381      14.752650      15.087719      14.632035
1993        9.672262       9.033281       9.662215      11.016292      10.623557       9.984756       9.894260
1994        9.912536       9.883721       9.025788       7.058001       7.237300       7.484407       8.247423
1995        9.615385       9.854497      10.249671      11.031332      10.772226       9.993553       8.952381
1996        6.896552       6.502107       6.317044       5.526161       5.858231       6.858148       7.109557
1997        9.388681       9.843640       9.589462       9.868301       9.516325       8.835875       9.061480
1998        5.472198       5.531168       5.235602       5.103806       5.258621       5.417025       5.191489

While this monetary discipline has not been matched fully by fiscal discipline, the government has reduced the fiscal deficit from 6.1% of GDP in 1995/96 to 5.6% in 1996/97. It is committed to a further gradual reduction in the deficit, which could reach 4.5% of GDP in 1997/98.

A major success of recent years has been the steady reduction in the rate of inflation. We expect a further decline from an expected 8.7% average in 1997 to some 6.0% in 1998.

While some deterioration of the balance of payments position is likely in 1998, we believe the current account deficit as a percentage of GDP is unlikely to exceed a modest 2% (compared to 1% for 1997). We expect this to be financed with ease. The level of foreign indebtedness is also modest by international standards, currently standing at some 25% of GDP.

A further weakening of the rand, especially against a strong dollar, is likely in 1998. But given the Reserve Bank's policy of allowing the currency to find its own level and the expected lower inflation, such weakness is expected to be modest.

THE SOUTH AFRICAN
INVESTMENT MARKET

The gains recorded by the JSE Actuaries All Share Index for the first half of the year evaporated during the second half and the Index ended 1997 with a loss for the year of 7% in rand terms and 10% in U.S. dollar terms.


[GRAPH]


Date
     880129           100            100
     880229            97             92
     880331           107            100
     880429           102             95
     880531           107             95
     880630           112             96
     880729           116             94
     880831           110             89
     880930           118             94
     881031           126            100
     881130           125            108
     881230           127            106
     890131           138            114
     890228           146            117
     890331           162            126
     890428           165            128
     890531           153            109
     890630           168            120
     890731           171            128
     890831           178            128
     890929           176            130
     891031           172            130
     891130           182            139
     891229           190            148
     900131           204            158
     900228           197            153
     900330           208            156
     900430           193            145
     900531           203            153
     900629           196            147
     900731           201            155
     900831           191            148
     900928           175            136
     901031           170            133
     901130           166            131
     901231           173            135
     910131           163            128
     910228           179            139
     910329           183            134
     910430           193            138
     910531           199            141
     910628           211            145
     910731           223            155
     910830           214            148
     910930           210            149
     911031           225            158
     911129           226            161
     911231           219            159
     920131           230            163
     920228           229            161
     920331           226            157
     920430           220            153
     920529           238            167
     920630           233            167
     920731           219            158
     920831           201            146
     920930           205            145
     921030           192            129
     921130           204            134
     921231           208            136
     930129           219            142
     930226           218            138
     930331           227            142
     930430           238            150
     930531           255            159
     930630           260            156
     930730           266            157
     930831           257            152
     930930           240            139
     931029           250            148
     931130           266            157
     931231           312            183
     940131           303            176
     940228           309            177
     940331           315            180
     940429           342            193
     940531           344            188
     940630           345            188
     940729           360            195
     940831           372            206
     940930           362            202
     941031           365            207
     941130           367            206
     941230           374            210
     950131           322            182
     950228           328            182
     950331           337            187
     950428           349            192
     950531           349            189
     950630           346            189
     950731           347            191
     950831           354            192
     950929           361            197
     951031           369            202
     951130           381            207
     951229           397            217
     960131           438            239
     960229           428            220
     960329           430            215
     960430           445            205
     960531           435            198
     960628           439            202
     960731           421            186
     960830           427            189
     960930           439            193
     961031           445            188
     961129           428            185
     961231           425            181
     970131           426            186
     970228           456            203
     970331           452            204
     970430           455            204
     970530           448            199
     970630           473            208
     970731           477            206
     970829           466            198
     970930           454            194
     971031           420            174
     971128           403            165
     971231           396            162
     980130           395            160


The disappointing second half performance was largely a reaction to the havoc in the Asian markets (during October the Index in rand dropped over 20% in a matter of days), and the international re-evaluation of the outlook for commodity based equities in a global deflationary environment. This latter point is well illustrated by the relative performance of major components of the JSE All Share Index.


[GRAPH]


 1        Jan         100            100            100
 2                    100            101             99
 3                    100            101             98
 4                    101            101             97
 5                    101            101             96
 6                    101            102             96
 7                    101            101             96
 8                    100            101             97
 9                    101            101             97
10                    101            101             96
11                    101            102             95
12                    101            102             95
13                    101            102             95
14                    102            101             95
15                    103            102             94
16                    103            101             94
17                    103            101             95
18                    103            101             95
19                    103            101             96
20                    104            101             96
21                    104            101             96
 1        Feb         104            101             96
 2                    105            101             96
 3                    105            101             96
 4                    107            101             95
 5                    107            100             95
 6                    108            100             94
 7                    108            100             94
 8                    108            100             94
 9                    108            100             95
10                    107            100             95
11                    107            100             95
12                    106             99             96
13                    106             99             97
14                    106             99             97
15                    105             99             97
16                    105             99             98
17                    105             99             99
18                    106             98             99
19                    106             98            100
20                    106             97            101
21                    106             97            100
 1        Mar         106             97            101
 2                    107             98             99
 3                    107             98             97
 4                    107             98             97
 5                    107             98             98
 6                    107             99             97
 7                    107             99             98
 8                    107             98             98
 9                    108             98             98
10                    108             98             97
11                    108             99             97
12                    109             99             96
13                    109             99             96
14                    109             99             96
15                    109             99             95
16                    109             99             95
17                    109             99             95
18                    109             99             95
19                    109             99             95
20                    109             99             96
21                    109             99             95
 1        Apr         109             99             96
 2                    110             99             96
 3                    110             99             96
 4                    110             99             96
 5                    110             99             96
 6                    110             98             96
 7                    109             99             96
 8                    109             99             96
 9                    109             99             95
10                    110             99             94
11                    110            100             93
12                    110            100             93
13                    110            100             93
14                    110            100             92
15                    111            100             92
16                    111            100             92
17                    111            100             91
18                    112            100             90
19                    112            101             90
20                    112            100             90
21                    113            100             90
 1        May         113            100             90
 2                    113            100             91
 3                    113            100             91
 4                    113             99             92
 5                    114             99             92
 6                    114             99             92
 7                    115             99             92
 8                    115             99             91
 9                    115             99             91
10                    115             99             92
11                    115             99             91
12                    115             99             91
13                    116             99             91
14                    116             99             91
15                    115             99             91
16                    116             99             91
17                    116             99             91
18                    116             99             91
19                    116             99             91
20                    117             99             90
21                    117             99             90
 1        Jun         117             99             90
 2                    118             98             90
 3                    118             98             90
 4                    119             99             89
 5                    119             98             89
 6                    119             98             90
 7                    120             98             90
 8                    120             99             90
 9                    120             98             89
10                    121             98             88
11                    122             99             86
12                    122             99             86
13                    122             99             86
14                    122             99             85
15                    122             99             85
16                    122             99             85
17                    122            100             85
18                    122            100             84
19                    122            100             84
20                    122            100             84
21                    122            101             84
 1        Jul         122            101             83
 2                    123            101             83
 3                    124            101             82
 4                    123            101             83
 5                    123            101             83
 6                    123            101             84
 7                    123            101             83
 8                    124            101             83
 9                    125            101             82
10                    125            101             83
11                    124            102             83
12                    124            102             82
13                    124            102             82
14                    125            102             81
15                    125            102             82
16                    125            103             82
17                    125            103             82
18                    125            103             82
19                    124            103             82
20                    124            103             82
21                    123            103             83
 1        Aug         123            103             82
 2                    123            103             82
 3                    123            103             83
 4                    123            103             83
 5                    122            103             84
 6                    123            103             82
 7                    123            103             81
 8                    123            103             81
 9                    123            103             81
10                    123            103             81
11                    123            103             81
12                    123            104             81
13                    123            103             81
14                    123            104             80
15                    123            104             80
16                    123            104             81
17                    123            104             81
18                    122            104             81
19                    122            103             81
20                    121            104             81
21                    121            104             81
 1        Sep         122            104             81
 2                    122            104             80
 3                    123            103             80
 4                    124            103             80
 5                    124            103             80
 6                    124            103             79
 7                    125            103             79
 8                    124            103             79
 9                    125            103             78
10                    125            103             78
11                    126            103             78
12                    126            103             77
13                    127            103             77
14                    125            103             78
15                    125            103             78
16                    125            103             78
17                    124            103             79
18                    124            103             79
19                    124            103             80
20                    123            102             82
21                    123            102             82
 1        Oct         123            102             81
 2                    123            102             81
 3                    123            103             80
 4                    123            102             81
 5                    123            102             83
 6                    123            102             82
 7                    123            102             82
 8                    124            102             81
 9                    125            102             81
10                    125            102             82
11                    124            102             82
12                    125            102             81
13                    127            102             80
14                    128            103             79
15                    128            103             79
16                    129            103             78
17                    129            104             79
18                    127            104             82
19                    128            104             79
20                    128            105             78
21                    129            104             76
 1        Nov         131            104             76
 2                    131            104             75
 3                    132            103             75
 4                    133            104             74
 5                    134            103             75
 6                    134            104             74
 7                    135            103             74
 8                    135            104             74
 9                    136            104             74
10                    136            104             73
11                    136            104             73
12                    136            104             72
13                    137            104             73
14                    137            104             72
15                    138            104             72
16                    138            104             73
17                    139            103             73
18                    141            103             71
19                    142            103             71
20                    142            103             71
21                    141            103             70
 1        Dec         142            103             70
 2                    142            103             70
 3                    143            103             70
 4                    144            102             69
 5                    144            102             69
 6                    144            102             69
 7                    145            101             69
 8                    146            101             70
 9                    145            101             70
10                    145            101             70
11                    144            102             71
12                    144            101             71
13                    144            101             72
14                    144            101             72
15                    144            101             72
16                    144            101             72
17                    145            100             72
18                    145            101             71
19                    146            101             70
20                    145            101             70
21                    146            101             69




While, in rand terms, the Mining Producer Index declined 32%, the Gold Index component declined an even more dramatic 44% following the collapse of the gold price. On a more positive note, the rising pressures on the mining industry have accelerated a process of rationalization within the industry and, while we do not expect the benefits to be apparent in the short term, we believe that longer term benefits will emerge.

By contrast, financial shares performed strongly, led by the banks which are benefiting from a combination of cost reductions and the expectation of improving margins in a falling interest rate environment. Prospects for this sector continue to look good into 1998.

The apparent "average" performance of the Industrial Index masks very divergent performances in the underlying sectors. Those companies more exposed to the impacts of international competition and domestic deregulation have generally suffered while those in more specialized sectors, such as technology, media, and "black empowerment" have done well.


[GRAPH]

               EPSg                      PE
               DEC END                   IJR
                                       100/AEY

1987                                    12.82
                                        12.35
               12.7%                    12.66
               12.7%                    13.51
               12.7%                    13.33
               12.7%                    12.99
               12.7%                    14.49
               12.7%                    14.71
               12.7%                    14.49
               12.7%                    11.24
                                        10.31
                                         9.62
1988                                     8.40
                                         8.00
               20.2%                     8.77
               20.2%                     8.40
               20.2%                     8.47
               20.2%                     8.70
               20.2%                     9.01
               20.2%                     8.13
               20.2%                     8.70
               20.2%                     9.09
                                         8.93
                                         8.77
1989                                     9.52
                                         9.80
               28.6%                    10.42
               28.6%                    10.53
               28.6%                     9.52
               28.6%                    10.10
               28.6%                    10.20
               28.6%                    10.00
               28.6%                     9.90
               28.6%                     9.80
                                         9.90
                                        10.31
1990                                    10.99
                                        10.42
                1.1%                    10.87
                1.1%                    10.00
                1.1%                    10.53
                1.1%                    10.00
                1.1%                    10.42
                1.1%                    10.00
                1.1%                     9.17
                1.1%                     9.01
                                         8.93
                                         9.26
1991                                     8.77
                                         9.71
               (6.5%)                   10.31
               (6.5%)                   11.11
               (6.5%)                   11.36
               (6.5%)                   12.05
               (6.5%)                   12.82
               (6.5%)                   12.35
               (6.5%)                   12.05
               (6.5%)                   13.16
                                        12.99
                                        12.50
1992                                    13.16
                                        13.16
               (5.8%)                   13.16
               (5.8%)                   12.82
               (5.8%)                   13.89
               (5.8%)                   13.51
               (5.8%)                   12.66
               (5.8%)                   12.05
               (5.8%)                   12.35
               (5.8%)                   11.63
                                        12.35
                                        12.66
1993                                    13.33
                                        13.33
                4.6%                    14.08
                4.6%                    14.71
                4.6%                    15.63
                4.6%                    15.87
                4.6%                    16.39
                4.6%                    15.38
                4.6%                    14.29
                4.6%                    14.49
                                        15.38
                                        18.18
1994                                    17.86
                                        17.54
               14.5%                    18.18
               14.5%                    19.23
               14.5%                    19.23
               14.5%                    18.87
               14.5%                    19.61
               14.5%                    19.61
               14.5%                    19.23
               14.5%                    19.23
                                        18.52
                                        18.87
1995                                    16.39
                                        16.13
               20.3%                    16.67
               20.3%                    17.24
               20.3%                    16.67
               20.3%                    16.39
               20.3%                    16.39
               20.3%                    15.87
               20.3%                    15.87
               20.3%                    16.39
                                        16.39
                                        16.67
1996                                    18.52
                                        17.54
               22.9%                    16.95
               22.9%                    17.86
               22.9%                    17.24
               22.9%                    16.95
               22.9%                    16.13
               22.9%                    15.63
               22.9%                    15.87
               22.9%                    15.87
                                        14.71
                                        14.71
1997                                    14.49
                                        15.38
                2.4%                    15.15
                2.4%                    15.15
                2.4%                    14.71
                2.4%                    14.93
                2.4%                    15.38
                2.4%                    14.71
                2.4%                    14.71
                2.4%                    13.51
                                        13.70
                                        13.51



The decline of 1997 earnings for the Index primarily reflects the collapse of earnings in the mining sectors. Looking to 1998 we are forecasting a recovery in total earnings growth to 15-20%, but within that we expect financial shares to again outperform and mining shares to underperform.

A striking feature of the JSE through 1997 has been the ongoing derating of the market. Our earnings forecast for 1998 implies a 12-month forward price earnings ratio of between 11x and 12x, which we believe to be good value given our expectation of a stronger economy in 1999.


OLD MUTUAL ASSET MANAGERS
(BERMUDA) LIMITED

OMEGA SOUTH AFRICA FUND
INVESTMENT SUMMARY AS AT DECEMBER 31 1997
--------------------------------------------------------------------------------

Historical Information*                      TOTAL RETURN (%)
                              NET ASSET VALUE (1)             INDEX (2)(3)
                          CUMULATIVE       AVERAGE      CUMULATIVE       AVERAGE
                                            ANNUAL                        ANNUAL
Fiscal Year to Date         (20.93)           N/A         (21.20)           N/A
One Year                     (5.84)         (5.84)         (8.16)         (8.16)
Since Inception (5)         (17.23)         (8.44)        (18.36)         (9.02)
--------------------------------------------------------------------------------

COMPARATIVE RETURNS (2)(4)


[GRAPH]

                                                     INDEXED
                          OMEGA                       JSE ALSI
09/11/95                     100.00                        100.00
11/30/95                      99.18                         99.41
12/31/95                     104.26                        104.37
01/31/69                     113.03                        115.22
02/29/96                     103.61                        106.48
03/31/96                     101.68                        104.10
04/30/96                      95.74                         99.38
05/31/96                      93.90                         96.30
06/30/96                      95.88                         98.12
07/31/96                      88.00                         90.75
08/31/96                      89.33                         92.46
09/30/96                      91.86                         94.22
10/31/96                      90.38                         92.32
11/30/96                      90.92                         91.01
12/31/96                      87.90                         88.90
 1/31/97                      90.19                         91.58
 2/28/97                      97.96                        100.17
 3/31/97                     100.73                        100.92
 4/30/97                     101.89                        100.95
 5/31/97                      98.98                         99.17
 6/30/97                     104.68                        103.61
 7/31/97                     103.48                        102.89
 8/30/97                      99.25                         98.93
 9/30/97                      98.55                         97.26
10/31/97                      88.37                         87.17
11/30/97                      84.66                         83.19
12/31/97                      82.77                         81.64





--------------------------------------------------------------------------------
(1) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested at the net asset value on the ex-dividend date. Periods less than one year are not annualized.

(2)  Assumes dividends and capital gain distributions, if any, were reinvested.

(3)  The benchmark for investment performance is the JSE Actuaries All Share
     Index.

(4) OMEGA South Africa Fund net asset value and JSE Actuaries All Share Index rebased to November 10, 1995 = 100, the launch date of the Fund.

(5)  The Fund commenced operations on November 10, 1995.

*Unaudited.

                               OMEGA SOUTH AFRICA FUND
                         STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1997 (UNAUDITED)
-----------------------------------------------------------------------------

ASSETS
 Investment in Trust, at value (Note B)                       $  14,405,993
 Receivable from investment adviser (Note C)                          7,823
                                                               ------------

   TOTAL ASSETS                                                  14,413,816
                                                               ------------
LIABILITIES
 Payable for Fund expenses                                           45,800
                                                               ------------
   TOTAL LIABILITIES                                                 45,800
                                                               ------------
NET ASSETS                                                    $  14,368,016
                                                               ------------
                                                               ------------
NET ASSETS CONSIST OF:
 Paid in capital                                              $  19,062,223
 Distributions in excess of net investment income                  (123,094)
 Accumulated net realized loss on investment                        (84,050)
 Net unrealized depreciation of investment                       (4,487,063)
                                                               ------------

NET ASSETS                                                    $  14,368,016
                                                               ------------
                                                               ------------

SHARES OUTSTANDING                                                  185,992
                                                               ------------
                                                               ------------

NET ASSET VALUE PER SHARE                                         $   77.25
                                                                  ---------
                                                                  ---------

MAXIMUM OFFERING PRICE PER SHARE                                  $   77.52
                                                                  ---------
                                                                  ---------



See Notes to Financial Statements.

OMEGA SOUTH AFRICA FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
-----------------------------------------------------------------------------

INVESTMENT INCOME
 Investment income allocated from Trust                        $    143,250
 Expenses allocated from Trust                                      (38,334)
                                                                -----------
   NET INVESTMENT INCOME FROM TRUST                                 104,916
                                                                -----------

EXPENSES
 Administration fee (Note C)                                         20,164
 Printing expense                                                    11,290
 Trustees' fees and expenses (Note C)                                10,485
 Auditing fees                                                       10,083
 Shareholder servicing agent fee                                     10,079
 12b-1 fees (Note C)                                                  2,540
                                                                -----------
   Total expenses                                                    64,641
  Deduct: Expenses reimbursed by investment adviser (Note C)        (52,279)
                                                                -----------
   NET EXPENSES                                                      12,362
                                                                -----------
   NET INVESTMENT INCOME                                             92,554
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized loss allocated from Trust on:
   Investments                                                      (97,573)
   Foreign currency transactions                                    (26,082)
                                                                -----------
 Net realized loss allocated from Trust                            (123,655)
 Net change in unrealized depreciation of investments
    allocated from Trust                                         (2,389,177)
                                                                -----------
   NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM TRUST         (2,512,832)
                                                                -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ (2,420,278)
                                                                -----------
                                                                -----------



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                          STATEMENT OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS ENDED
                                                                   DECEMBER 31, 1997      YEAR ENDED
                                                                      (UNAUDITED)        JUNE 30, 1997
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income                                            $        92,554       $   120,535
 Net realized gain (loss) allocated from Trust                           (123,655)           46,475
 Net change in unrealized depreciation
    of investments allocated from Trust                                (2,389,177)         (230,634)
                                                                   --------------       -----------

    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               (2,420,278)          (63,624)
                                                                   --------------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                   (181,692)         (225,561)
 Realized capital gains                                                        --           (73,828)
                                                                   --------------       -----------

    TOTAL DISTRIBUTIONS                                                  (181,692)         (299,389)
                                                                   --------------       -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares sold                                              8,268,833         2,940,269
 Payments for shares redeemed                                                  --        (6,249,747)
 Distributions reinvested                                                  22,783            77,634
                                                                   --------------       -----------

    NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS                                                  8,291,616        (3,231,844)
                                                                   --------------       -----------
    NET INCREASE (DECREASE) IN NET ASSETS                               5,689,646        (3,594,857)

NET ASSETS
 Beginning of period                                                    8,678,370        12,273,227
                                                                   --------------       -----------
 End of period                                                    $    14,368,016       $ 8,678,370
                                                                   --------------       -----------
                                                                   --------------       -----------

NUMBER OF SHARES OF BENEFICIAL INTEREST
 Sold                                                                      97,988            30,000
 Redeemed                                                                      --           (71,602)
 Distributions reinvested                                                     298               935
                                                                   --------------       -----------

    NET INCREASE (DECREASE) IN SHARES OUTSTANDING                          98,286           (40,667)
                                                                   --------------       -----------



See Notes to Financial Statements.

OMEGA SOUTH AFRICA FUND
                                 FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The per share amounts and ratios which are shown reflect income and expenses including OMEGA South Africa Fund's proportionate share of the Trust's income and expenses. It should be read in conjunction with the Trust's Financial Statements and Notes thereto.
--------------------------------------------------------------------------------

                                                                       Six Months Ended
                                                                       December 31, 1997      Year Ended       Period Ended
                                                                          (Unaudited)        June 30,1997     June 30, 1996(1)
                                                                       -----------------    --------------    ----------------
PER SHARE DATA:

Net Asset Value, Beginning of Period                                        $   98.95         $   95.61         $   100.00

Income From Investment Operations
  Net Investment Income                                                          0.70              2.27               0.88
  Net Realized and Unrealized Gains and
     Losses Allocated from Trust                                               (21.42)             5.61              (4.98)
                                                                            ---------         ---------         ----------
       Total From Investment Operations                                        (20.72)             7.88              (4.10)
                                                                            ---------         ---------         ----------
Less Distributions From:

  Net Investment Income                                                         (0.98)            (3.24)             (0.29)
  Realized Capital Gains                                                           --             (1.30)                --
                                                                            ---------         ---------         ----------
     Total From Distributions                                                   (0.98)            (4.54)             (0.29)

Net Asset Value, End of Period                                              $   77.25         $   98.95         $    95.61
                                                                            ---------         ---------         ----------
                                                                            ---------         ---------         ----------
TOTAL RETURN(4)                                                                (20.93)%           9.18%              (4.12)%
                                                                            ---------         ---------         ----------
                                                                            ---------         ---------         ----------
RATIOS/SUPPLEMENTAL DATA:

  Ratio of Expenses to Average Net Assets                                        1.00%(2)(3)       1.00%(3)           1.00%(2)(3)
                                                                            ---------         ---------         ----------
                                                                            ---------         ---------         ---------
  Ratio of Net Investment Income to Average Net Assets                           1.82%(2)(3)       1.58%(3)           1.46%(2)(3)
                                                                            ---------         ---------         ----------
                                                                            ---------         ---------         ---------
  Net Assets, End of Period (in thousands)                                  $  14,368         $   8,678         $   12,273
                                                                            ---------         ---------         ----------
                                                                            ---------         ---------         ----------


NOTES:
(1) For the period November 10, 1995 (commencement of operations) to June 30, 1996.

(2)  Annualized

(3) After reduction of expenses by the Adviser as described in Note C of Notes to Financial Statements. Had the Adviser not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been as follows: for the period ended December 31, 1997, 2.02% and 0.79%, respectively; for the year ended June 30, 1997, 2.77% and (0.19)%, respectively; and for the period from November 10, 1995 (Commencement of Operations) to June 30, 1996, 2.42% and 0.03%, respectively.

(4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested. Periods less than one year are not annualized.


See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)

NOTE A -- ORGANIZATION

Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa
Fund") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995. The OMEGA South Africa Fund is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended (the
"Act").   OMEGA South Africa Fund offers shares of beneficial interest to United
States investors.   The OMEGA South Africa Fund seeks to achieve its investment objective by investing all of its net investable assets in Old Mutual South Africa Equity Trust (the "Trust"), a non-diversified open-end management investment company having the same investment objective and policies as the OMEGA South Africa Fund. The performance of the OMEGA South Africa Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the OMEGA South Africa Fund's financial statements.

The maximum sales load imposed on purchases of OMEGA South Africa Fund Shares (as a percentage of offering price) is 0.35%. A maximum redemption fee of 0.65% on redemption proceeds is charged by OMEGA South Africa Fund.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with generally accepted accounting principles. The following is a summary of significant accounting policies followed by OMEGA South Africa Fund in the preparation of its financial statements.

TRUST VALUATION: The value of OMEGA South Africa Fund's investment in the Trust reflects OMEGA South Africa Fund's proportionate interest in the net assets of the Trust (1.71% at December 31, 1997).

INVESTMENT VALUATION: Investments in the Trust are valued by the Trust as indicated in Note B of the Trust's financial statements.

FEDERAL INCOME TAXES: OMEGA South Africa Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, OMEGA South Africa Fund will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, OMEGA South Africa Fund will not be subject to a federal excise tax.

ALLOCATIONS: All net investment income and realized and unrealized capital gains and losses of the Trust are allocated pro rata among the OMEGA South Africa Fund and other investors in the Trust on a daily basis.

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)
                                     -CONTINUED-


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: OMEGA South Africa Fund declares and distributes dividends from net investment income, if any, semi-annually on or about the last day of December and June. OMEGA South Africa Fund's realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, the "mark to market" of certain passive foreign investment companies and differences in the timing of recognition of certain capital losses
for financial reporting and tax purposes.   Income dividends and capital gain
distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual") will reduce or rebate a portion of its advisory fee charged to the Trust as necessary so that ordinary operating expenses of OMEGA South Africa Fund, including the advisory fee allocated from the Trust, will not exceed 1.00%, per annum of OMEGA South Africa Fund's average daily net assets. This limitation does not apply to extraordinary expenses.

State Street Bank and Trust Company ("State Street") will either directly or through an affiliated entity provide certain administrative and accounting services to OMEGA South Africa Fund pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, OMEGA South Africa Fund pays compensation to State Street at the annual rate of $40,000.

OMEGA South Africa Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. OMEGA South Africa Fund will reimburse the Adviser for distribution costs at an annual rate not to exceed 0.05% of the average daily net assets of OMEGA South Africa Fund.

Trustees receive an annual fee of $5,000. OMEGA South Africa Fund pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.


NOTE D -- INVESTMENT TRANSACTIONS

Contributions and withdrawals in OMEGA South Africa Fund's investment in the Trust for the six months ended December 31, 1997 amounted to $8,333,135 and $227,285, respectively.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                                    ("THE TRUST")
                                 FINANCIAL STATEMENTS
                            DECEMBER 31, 1997 (UNAUDITED)

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               SCHEDULE OF INVESTMENTS

                            DECEMBER 31, 1997 (UNAUDITED)


--------------------------------------------------------------------------------
  NUMBER                                                                 MARKET
 OF SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.7%
BANKS--20.1%
  2,000,000  Amalgamated Banks of SA Ltd                        $   11,517,894
    623,800  Investec Group Ltd                                     24,017,968
    300,000  Investec Holdings Ltd                                  11,353,352
  3,265,809  Nedcor Ltd                                             72,543,680
    946,300  Standard Bank Investment Corp Ltd                      41,651,213
  5,000,000  Theta Group Ltd                                         7,815,714
                                                                --------------
                                                                   168,899,821
                                                                --------------

BEVERAGES, HOTELS & LEISURE--4.9%
  1,251,256  Johnnies Industrial Corp Ltd                           13,330,946
  1,122,161  The South African Breweries Ltd                        27,696,282
                                                                --------------
                                                                    41,027,228
                                                                --------------

BUILDING, CONSTRUCTION, ALLIED--2.4%
    180,000  Anglo Alpha Ltd                                         1,999,177
  2,000,000  Barlow Ltd                                             16,988,894
  1,200,000  Group Five Holdings Ltd                                 1,209,379
                                                                --------------
                                                                    20,197,450
                                                                --------------

CHEMICALS, OILS & PLASTICS--6.2%
    680,000  AECI Ltd                                                2,125,874
  1,452,300  Engen Ltd                                               7,392,930
  4,080,038  Sasol Ltd                                              42,713,685
                                                                --------------
                                                                    52,232,489
                                                                --------------

COAL--1.5%
    181,905  Anglo American Coal Corp Ltd                            8,492,891
  1,312,000  Ingwe Coal Corp Ltd                                     4,560,428
                                                                --------------
                                                                    13,053,319
                                                                --------------

DIAMONDS--4.1%
    709,821  Anglo American Investment Trust Ltd                    14,453,369
  1,000,000  De Beers Consolidated Mines Ltd                        20,361,991
                                                                --------------
                                                                    34,815,360
                                                                --------------

ELECTRONICS & ELECTRICAL--3.2%
  1,235,900  Allied Electronics Corp Ltd                             2,414,860
    132,251  Datatec Ltd                                             1,101,638


ELECTRONICS & ELECTRICAL--CONTINUED
  2,012,000  Dimension Data Holdings Ltd                             8,690,251
  2,500,000  Grintek Ltd                                               437,063
  1,892,188  Persetel Q Data Holdings Ltd                           10,391,078
  2,040,000  Reunert Ltd                                             3,314,685
    598,500  Siltek Ltd                                                738,585
                                                                --------------
                                                                    27,088,160
                                                                --------------

ENGINEERING--1.8%
  4,000,000  African Oxygen Ltd                                     10,777,458
  1,300,000  Hudaco Industries Ltd                                   3,983,957
                                                                --------------
                                                                    14,761,415
                                                                --------------

FINANCIAL SERVICES--4.3%
  1,392,450  Coronation Holdings Ltd                                20,305,369
  2,800,000  Forbes Group Ltd                                        5,183,052
  1,250,806  Genbel Securities Ltd                                  11,062,250
                                                                --------------
                                                                    36,550,671
                                                                --------------

FOOD--1.0%
    354,200  CG Smith Foods Ltd                                      5,099,548
  6,000,000  Irvin & Johnson Ltd                                     2,961,744
                                                                --------------
                                                                     8,061,292
                                                                --------------

FURNITURE & HOUSEHOLD--1.1%
  1,542,437  JD Group Ltd                                            9,437,989
                                                                --------------


INDUSTRIAL HOLDING--14.1%
     15,800  Anglo American Industrial
                Corp Ltd                                               382,164
  4,835,000  Anglovaal Industries Ltd                                8,950,020
  1,952,412  Bidvest Group Ltd                                      16,163,016
  6,000,000  CG Smith Ltd                                           24,681,201
  3,980,000  Murray & Roberts Holdings Ltd                           6,016,660
    333,216  Plate Glass & Shatterprufe Industries Ltd               6,476,535
  4,300,000  Rembrandt Group Ltd                                    31,396,545
 13,274,900  Safmarine & Rennies Holdings Ltd                       24,300,002
                                                                --------------
                                                                   118,366,143
                                                                --------------


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               SCHEDULE OF INVESTMENTS

                            DECEMBER 31, 1997 (UNAUDITED)
                                     -CONTINUED-

--------------------------------------------------------------------------------
  NUMBER                                                                 MARKET
 OF SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED
INSURANCE--7.6%
  1,500,000  Fedsure Holdings Ltd                               $   18,480,049
    600,000  Liberty Life Association of Africa Ltd                 15,425,751
  1,500,000  Mutual & Federal Insurance Co Ltd                       7,712,875
  8,218,700  New Africa Investments Ltd                              7,860,336
  6,406,800  Norwich Holdings SA Ltd                                 9,882,970
  1,932,900  Real Africa Investments Ltd*                            4,691,119
                                                                --------------
                                                                    64,053,100
                                                                --------------

MANGANESE--0.5%
     44,000  Associated Ore & Metal Corp Ltd                         2,171,946
    490,000  Samancor Ltd                                            2,242,390
                                                                --------------
                                                                     4,414,336
                                                                --------------

MEDIA--3.1%
    524,500  Independent Newspapers Holdings Ltd                     2,427,242
  3,700,000  MIH Holdings Ltd*                                      10,654,052
    500,000  Nasionale Pers Bpk                                      4,113,533
    713,400  Omni Media Corp Ltd                                     8,979,860
                                                                --------------
                                                                    26,174,687
                                                                --------------

MINING HOUSES--10.9%
    920,000  Anglo American Corp of SA Ltd                          37,163,307
  1,057,200  Anglovaal Ltd                                          11,698,346
  1,300,000  Avmin Ltd                                               1,564,171
  8,400,000  Billiton Plc*                                          21,596,051
  1,680,000  Gencor Ltd                                              2,781,572
  1,089,900  Gold Fields of SA Ltd                                  16,700,442
                                                                --------------
                                                                    91,503,889
                                                                --------------

PAPER & PACKAGING--0.9%
    729,700  Nampak Ltd                                              2,191,201
  1,046,386  Sappi Ltd                                               5,272,821
                                                                --------------
                                                                     7,464,022
                                                                --------------

PLATINUM--0.2%
    126,454  Anglo American Platinum Corp Ltd                        1,690,561
                                                                --------------

STEEL & ALLIED--0.7%
 19,178,398  Iscor Ltd                                               5,680,151
                                                                --------------


STORES--5.1%
  2,364,253  Foschini Ltd                                            7,294,076
  6,898,278  Metro Cash and Carry Ltd                                6,029,963
  6,339,637  Speciality Stores 'N' Ltd                               4,628,900
  6,188,893  Wooltru 'N' Ltd                                        19,475,537
    200,000  Wooltru Ltd                                               699,301
  3,496,004  Woolworths Holdings Ltd*                                4,875,135
                                                                --------------
                                                                    43,002,912
                                                                --------------

TRANSPORTATION--4.0%
1,183,830    Imperial Holdings Ltd                                  13,756,971
3,000,000    Super Group Ltd                                         6,293,706
3,386,438    Trencor Ltd                                            13,930,226
                                                                --------------
                                                                    33,980,903
                                                                --------------

Total Common Stocks
      (Cost $1,015,812,668)                                        822,455,898
                                                                --------------
--------------------------------------------------------------------------------
 MATURITY                                                             AMORTIZED
  AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.1%
  1,262,226  State Street Bank and Trust
             Company,5.000%, dated
             12/31/97, due 1/7/98
             (collateralized by a U.S.
             Treasury Bond, 8.125%,
             8/15/19) (Cost $1,261,000)                              1,261,000
                                                                --------------

Total Investments--97.8%
      (Cost $1,017,073,668)                                     $  823,716,898
Net Other Assets--2.2%                                              18,362,992
                                                                --------------

Total Net Assets--100%                                          $  842,079,890
                                                                --------------
                                                                --------------


Note to Schedule of Investments
-------------------------------
* Non-income producing security.


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                         STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
  Investments in securities, at value (Note B)
     (Cost of investments - $1,017,073,668)                    $  823,716,898
  Cash (including foreign currency, at value)                      23,768,786
  Receivable for investments sold                                   5,176,313
  Deferred organization costs (Note B)                                837,834
  Dividends and interest receivable                                 3,799,606
  Other assets                                                         28,900
                                                               --------------
     TOTAL ASSETS                                                 857,328,337
                                                               --------------
LIABILITIES
  Payable for investments purchased                                14,619,219
  Payable to adviser (Note C)                                         425,018
  Accrued expenses                                                    204,210
                                                               --------------
     TOTAL LIABILITIES                                             15,248,447
                                                               --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS       $  842,079,890
                                                               --------------
                                                               --------------
See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               STATEMENT OF OPERATIONS

                    SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend income                                              $   11,631,897
  Interest income                                                   1,365,659
  Investment lending income                                           140,010
                                                               --------------
     TOTAL INCOME                                                  13,137,566
                                                               --------------
EXPENSES
  INVESTMENT ADVISORY FEE (NOTE C)                                  2,949,157
  ADMINISTRATION FEE (NOTE C)                                         189,163
  CUSTODIAN FEES                                                      152,499
  AMORTIZATION OF DEFERRED ORGANIZATION EXPENSES (NOTE B)             147,805
  LEGAL FEES                                                          104,850
  TRUSTEES FEES AND EXPENSES (NOTE C)                                  81,865
  AUDITING FEES                                                        26,215
  MISCELLANEOUS EXPENSES                                               44,721
                                                               --------------
     TOTAL EXPENSES                                                 3,696,275
                                                               --------------
     NET INVESTMENT INCOME                                          9,441,291
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on:
     Investments                                                  (5,032,223)
     Foreign currency transactions                                (2,214,219)
                                                               --------------
  Net realized loss                                               (7,246,442)
                                                               --------------
  Net change in unrealized appreciation (depreciation) of:
     Investments                                                (226,770,161)
     Foreign currency translations                                    286,767
                                                               --------------
  Net change in unrealized appreciation (depreciation)          (226,483,394)
                                                               --------------
     Net realized and unrealized loss                           (233,729,836)
                                                               --------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(224,288,545)
                                                               --------------
                                                               --------------
See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                          STATEMENT OF CHANGES IN NET ASSETS


                                                           Six Months Ended
                                                           December 31, 1997      Year Ended
                                                              (Unaudited)        June 30, 1997
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income                                     $     9,441,291     $    17,624,887
  Net realized gain (loss) on investments and
     foreign currency transactions                               (7,246,442)          1,648,338
  Net change in unrealized appreciation (depreciation)
     of investments and foreign currency translations          (226,483,394)         72,855,815
                                                            ---------------     ---------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                         (224,288,545)         92,129,040
                                                            ---------------     ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                                  22,613,583          63,862,347
  Withdrawals                                                   (32,951,230)        (68,137,648)
                                                            ---------------     ---------------
     NET DECREASE IN NET ASSETS RESULTING FROM
       TRANSACTIONS IN INVESTORS` BENEFICIAL INTERESTS          (10,337,647)         (4,275,301)
                                                            ---------------     ---------------

  NET INCREASE (DECREASE) IN NET ASSETS                        (234,626,192)         87,853,739

NET ASSETS

  Beginning of period                                         1,076,706,082         988,852,343
                                                            ---------------     ---------------

  End of period                                             $   842,079,890     $ 1,076,706,082
                                                            ---------------     ---------------
                                                            ---------------     ---------------


                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           Six Months Ended
                                           December 31, 1997      Year Ended          Period Ended
                                              (Unaudited)        June 30, 1997       June 30, 1996(1)
                                           -----------------     -------------       ----------------
RATIOS TO AVERAGE NET ASSETS:

  Expenses                                         0.75%(2)            0.77%               0.82%(2)
                                               --------            --------            --------
                                               --------            --------            --------
  Net investment income                            1.93%(2)            1.82%               1.34%(2)
                                               --------            --------            --------
                                               --------            --------            --------
  Portfolio turnover rate                         14.16%(3)            9.88%               4.43%(3)
                                               --------            --------            --------
                                               --------            --------            --------
  Average commission rate per share            $   0.02            $   0.01            $   0.02
                                               --------            --------            --------
                                               --------            --------            --------


NOTES:
(1)  For the period November 3, 1995 (commencement of operations) to June 30,
     1996.

(2)  Annualized

(3)  Not Annualized

See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)


NOTE A -- ORGANIZATION

Old Mutual South Africa Equity Trust (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995 and has its principal place of business in Bermuda. The Trust is registered as a non-diversified open-end management investment company under the United States Investment Company Act of 1940, as amended (the "Act").

The investment objective of the Trust is to seek long-term total return in excess of the Johannesburg Stock Exchange ("JSE") Actuaries All Share Index from investment in equity securities of South African issuers.

Beneficial interest in the Trust is issued to Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") and Old Mutual South Africa Growth Assets Fund Limited ("Old Mutual SAGA Fund"). OMEGA South Africa Fund is a Massachusetts business trust organized pursuant to a Declaration of Trust dated as of September 1, 1995. OMEGA South Africa Fund offers shares of beneficial interest to United States investors. Old Mutual SAGA Fund was incorporated as a company under the laws of Bermuda as of September 7, 1995. Old Mutual SAGA Fund offers shares of beneficial interest to non-United States investors. The shares are listed on the Official List of the Irish Stock Exchange.

Old Mutual Fund Holdings (Bermuda) Limited, a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual"), holds 90.92% of the beneficial interest in the Trust as of December 31, 1997. It is expected that all of the investable assets of OMEGA South Africa Fund and Old Mutual SAGA Fund will be invested in the Trust. The Trust will apply amounts so invested to redeem a portion of the beneficial interest of Old Mutual Fund Holdings (Bermuda) Limited in the Trust.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with United States generally accepted accounting principles. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION: Securities are valued each day on which the New York Stock Exchange is open for trading (a "Business Day") as of 10:00 a.m. Eastern Standard Time which is after the close of business for the Johannesburg Stock Exchange ("JSE") for that day. JSE listed securities will generally be valued based on the current JSE ruling price which is generally the last sale price. If the securities did not trade on the JSE on the date of valuation, they may be valued on a different basis believed by the trustees of the Trust to reflect their fair value.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)
                                     -CONTINUED-


REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral, may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded on trade date. Dividend income on foreign securities is recorded on the ex-dividend date or when the Trust becomes aware of its declaration. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities denominated in foreign currencies, mainly South African Rand, are translated into U.S. dollars using the exchange rate prevailing as of the time of valuation. Purchases and sales of securities and income and expenses are translated into U.S. dollar amounts on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes net realized currency gains and losses recognized between accrual and payment dates. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. The Trust intends to conduct its operations so that the OMEGA South Africa Fund can qualify as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended. The Trust will be treated as a partnership for federal income tax purposes and is therefore not subject to federal income tax.

ORGANIZATION EXPENSES: Expenses incurred by the Trust in connection with its organization are being amortized on a straight-line basis over a period of five years. The trustees consider U.S. $100,000 of the $4,750,100 in cash invested as of November 3, 1995 to be the minimum required capital under the Act (the "Initial Investment"). The amount paid by the Trust on any redemption of beneficial interests from the Initial Investment will be reduced by the pro rata portion of any unamortized organizational expenses of the Trust. Such pro rata portion is to be determined by multiplying the unamortized expenses with the ratio of the amount redeemed divided by the amount of the book capital account of the beneficial interest attributable to the Initial Investment at the time of redemption.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)
                                     -CONTINUED-


LOANS OF INVESTMENT SECURITIES: The Trust may lend its investment securities while it continues to earn dividends on such investments loaned. In connection with the lending of investment securities, the Trust receives U.S. Treasury Securities as collateral in an amount at least equal to 105 percent of the market value of the investments loaned. Additional collateral is requested from the borrower if the value falls below 105 percent. For the six months ended December 31, 1997, the market value of investments loaned and the amount of collateral received with respect to such transactions was $68,163,203 and $72,915,175, respectively.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES

The Trust has entered into an investment advisory agreement dated as of October 23, 1995 with Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of Old Mutual to provide investment management services. The Adviser receives for its services monthly compensation at the rate of 0.60% of average daily net assets of the Trust.

The Adviser will reduce or rebate a portion of its advisory fee as necessary so that ordinary operating expenses of each of the OMEGA South Africa Fund and Old Mutual SAGA Fund, including the advisory fee, will not exceed 1.00%, per annum of each Fund's average daily net assets. This limitation does not apply to extraordinary expenses, placement fees and brokerage expenses.

State Street Cayman Trust Company, Ltd. ("State Street"), will either directly or through an affiliated entity provide certain administrative and accounting services to the Trust pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, the Trust pays compensation to State Street at the annual rate of 0.05% of the first $500 million of the Trust's average daily net assets, 0.025% of the next $500 million of the Trust's average daily net assets and 0.01% of the Trust's average daily net assets in excess of $1 billion.

Trustees not resident in Bermuda receive an annual fee of $20,000.  Trustees
resident in Bermuda receive an annual fee of $10,000.    The Audit Committee
chairman receives an additional annual fee of $5,000. The Trust pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997 (UNAUDITED)
                                     -CONTINUED-


NOTE D -- INVESTMENT TRANSACTIONS

For the six months ended December 31, 1997, there were purchase and sale transactions (excluding short-term securities) of $135,557,216 and $133,574,769, respectively. The aggregate cost of Trust investments was substantially the same for book and Federal income tax purposes at December 31, 1997. Gross unrealized appreciation of investments was $88,191,220 and gross unrealized depreciation of investments was $281,547,990, resulting in net unrealized depreciation of investments of $193,356,770.

TRUSTEES
--------
Michael John Levett
 PRESIDENT

William Langley
 TREASURER

William Lester Boyan

Thomas Haskins Davis

Michel John Drew

Kenneth Rigby Williams

INVESTMENT MANAGER
------------------
Old Mutual Asset Managers (Bermuda) Limited
61 Front Street, Hamilton HM11, Bermuda

ADMINISTRATOR
-------------
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

FOR THE MASTER TRUST:
State Street Cayman Trust Company, Ltd.
P.O. Box 2508
Elizabeth Square, George Town
Grand Cayman, British West Indies

TRANSFER AGENT
--------------
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
---------
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
--------
FOR THE OMEGA SOUTH AFRICA FUND:
KPMG Peat Marwick LLP
99 High Street, Boston, MA 02110

FOR THE MASTER TRUST:
KPMG Peat Marwick
Vallis Building, Hamilton HM11, Bermuda

LEGAL COUNSEL
-------------
IN THE UNITED KINGDOM:
Norton Rose
Kempson House, Camomile Street, London EC3A 7AN

IN THE UNITED STATES:
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

IN BERMUDA:
Conyers Dill & Pearman
Clarendon House, Church Street, Hamilton, Bermuda